Impairments and reversal of impairments - Impairment assumptions (Details) R in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 ZAR (R) $ / t $ / oz	Jun. 30, 2024 ZAR (R) $ / oz	Dec. 31, 2025 ZAR (R) R / kg $ / t	Dec. 31, 2024 ZAR (R) $ / oz	Dec. 31, 2023 ZAR (R) $ / lb $ / t R / kg $ / oz
US PGM operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Average PGM (2E) basket price (in USD per ounce) | $ / oz	1,118	1,206		1,120	1,281
Inflation rate	2.10%	2.50%		2.10%	2.50%
Nominal discount rate	10.56%	11.50%		13.00%	12.00%
Life-of-mine	67 years
Recoverable amount	R 9,361	R 15,224		R 13,682	R 22,246
US PGM operations | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine		45 years 6 months		35 years	46 years
Keliber
Disclosure of impairment loss and reversal of impairment loss [line items]
Average lithium hydroxide price (in USD per tonne) | $ / t	17,972		17,475
Inflation rate	2.00%		2.00%
Nominal discount rate	11.19%		10.14%
Life-of-mine	20 years		20 years
Recoverable amount	R 9,359		R 8,925
Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average gold price | R / kg			2,295,754
Inflation rate			3.50%
Nominal discount rate			11.68%
Life-of-mine			1 year
Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average gold price | R / kg			1,983,927
Inflation rate			3.50%
Nominal discount rate			12.76%
Life-of-mine			6 years
Recoverable amount			R 9,341
Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average gold price | R / kg			1,856,994
Inflation rate			3.50%
Nominal discount rate			13.52%
Life-of-mine			11 years
Recoverable amount			R 20,581
Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average gold price | R / kg			1,670,512		1,012,625
Inflation rate			3.50%		6.00%
Nominal discount rate			15.22%		18.90%
Life-of-mine			23 years
Recoverable amount			R 13,039		R 3,799
Burnstone | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine					25 years
Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average nickel price | $ / lb					8.9
Weighted average cobalt price | $ / lb					15.8
Inflation rate					1.60%
Nominal discount rate					7.40%
Recoverable amount					R 0
Sandouville nickel refinery | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine					23 years
Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average zinc price | $ / t					3,873
Inflation rate					2.90%
Nominal discount rate					9.30%
Recoverable amount					R 0
Century zinc retreatment operation | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine					4 years